Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2025
Interests In Associates And Joint Ventures [Line Items]
Interests in associates and joint ventures
b) Interests in associates and joint ventures
As of
31 December 2025
and 31 December
2024, no
associate or
joint venture
was individually
material to
UBS AG.
Also, there were no significant restrictions on the ability of associates or joint ventures to transfer funds to UBS AG
or its
subsidiaries as cash
dividends or to
repay loans or
advances made. There
were no quoted
market prices for
any associates
or joint ventures of UBS AG.
Investments in associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 2,306 983
Balance recognized upon the merger of UBS AG and Credit Suisse AG 1,330
Additions 55 0
Disposals (1) (6)
Reclassifications
1
(292)
Share of comprehensive income 154 105
of which: share of net profit / (loss)
2
79 74
of which: share of other comprehensive income
3
75 31
Share of changes in retained earnings (2) (3)
Dividends received (159) (31)
Impairment (2)
Foreign currency translation 273 (73)
Carrying amount at the end of the year 2,331 2,306
of which: associates 2,331 2,057
of which: SIX Group AG, Zurich
4
1,612 1,484
of which: other associates 719 572
of which: joint ventures
1
249
1 In October 2024, UBS AG entered into an agreement to sell its 50 % interest in Swisscard AECS GmbH. In 2025, the investment was reclassified to Properties and other non-current assets held for sale within Other non-financial assets. Refer to Note 28 for
more information.
2 For 2025, consists of negative USD
14 m from associates and USD 94
m from joint ventures (for
2024, consists of USD
40 m from associates and USD 33 m
from joint ventures).
3 For 2025, consists
of USD
75
m from associates (for
2024, consists of USD
31
m from associates).
4 In 2025, UBS AG’s
legal equity interest amounted
to
34
% (for 2024, UBS
AG’s legal
equity interest amounted to 34%). UBS AG is represented on the Board of Directors.